Grafiti LLC Transactions (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jul. 19, 2024	Jan. 01, 2024	Dec. 27, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Grafiti LLC Transactions [Line Items]
Cost of revenues				$ 39,647	$ 23,805	$ 82,084	$ 95,220	$ 95,499
Administrative service fee		$ 5,080
General and administrative costs				224,614	33,208	402,625	173,549	194,994
Accounts payable				972,125		440,688	447	3,041
Grafiti LLC [Member]
Grafiti LLC Transactions [Line Items]
Cost of revenues						34,474	0	0
General and administrative costs						30,480
Accounts payable						$ 42,896
Administrative Support Service Agreement annual percentage	5.00%
Nadir Ali [Member]
Grafiti LLC Transactions [Line Items]
Owned percentage	100.00%
Administrative Services Agreement [Member]
Grafiti LLC Transactions [Line Items]
Administrative Support Service Agreement	$ 5,080
Administrative Services Agreement [Member] | Grafiti LLC [Member]
Grafiti LLC Transactions [Line Items]
License fee, rate			50.00%
General and administrative costs				15,240	0
Accounts payable				$ 15,240
Distributor Agreement [Member]
Grafiti LLC Transactions [Line Items]
Discount rate				50.00%
Distributor Agreement [Member] | Grafiti LLC [Member]
Grafiti LLC Transactions [Line Items]
Cost of revenues				$ 39,647	$ 0
General and administrative costs							$ 0	$ 0
Accounts payable				$ 50,341